Business Acquisitions - Alta Wind (Details) $ / shares in Units, $ in Millions					5 Months Ended	12 Months Ended
		Aug. 12, 2014 USD ($) MW	Aug. 05, 2014 USD ($)	Jul. 29, 2014 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)		Jul. 30, 2014 $ / shares
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW	[1]					4,997
Proceeds from the issuance of class A and class C units	[2]					$ 0	$ 599	$ 630
Acquisition-related transaction and integration costs	[3]					1	3	4
Alta Wind Portfolio [Member]
Business Acquisition [Line Items]
Number of Facilities		7
Payments to Acquire Businesses, Gross		$ 923
Business Combination, Consideration Transferred		870
Business Acquisition, Consideration Transferred, Working Capital		53
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		1,591
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		22
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current and Non-Current Assets		49
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Cash					$ 0
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets					(2)
Business Acquisition, Purchase Price Allocation, Other Assets, Adjusted		47
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		1,304
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment					6
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment, Adjusted		1,310
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		1,177
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles					(6)
Business Acquisition, Purchase Price Allocation, Intangible Assets, Other than Goodwill, Adjusted		1,171
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		2,552
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Total Assets					(2)
Business Acquisition, Purchase Price Allocation, Assets Acquired, Adjusted		2,550
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Noncurrent Liabilities Longterm Debt					0
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt, Adjusted		1,591
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current and Non-Current Liabilities		38
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Current and Noncurrent Liabilities					(2)
Business Acquisition, Purchase Price Allocation, Current and Non-current Liabilities, Adjusted		36
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		1,629
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Financial Liabilities					(2)
Business Acquisition, Purchase Price Allocation, Liabilities Assumed, Adjusted		1,627
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		923
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Net Assets Acquired					$ 0
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net Adjusted		$ 923
Acquisition-related transaction and integration costs						2
Alta Wind Holdings [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW		947
Public Shareholders [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares				12,075,000
Share Price | $ / shares										$ 54.00
Proceeds from the issuance of class A and class C units				$ 630
NRG Yield Operating LLC [Member]
Business Acquisition [Line Items]
Proceeds from the issuance of class A and class C units							0	0	[4]
Acquisition-related transaction and integration costs						$ 1	$ 3	$ 4
5.375% Senior Notes due in 2024 [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						5.375%
5.375% Senior Notes due in 2024 [Member] | NRG Yield Operating LLC [Member]
Business Acquisition [Line Items]
Proceeds from Issuance of Senior Long-term Debt			$ 500
Debt Instrument, Interest Rate, Stated Percentage			5.375%

[1]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.